Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Note 7 - Related party transactions

Note 7 - Related party transactions

The following is the list of the related parties to which the Company has transactions with:

(a) Jiangsu United RV-Sharing Management Co., Ltd. (“JURV”), the entity in which the Company’s majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 22.55% equity interest.

(b) Xuete (Shanghai) Network Technology Co., Ltd. (“Xuete”), the entity in which the Company’s shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 92.0% equity interest.

(c) Sandushuizun County Sanshui Yijia Travel Services Co., Ltd. (“Sanshui Yijia”), the entity in which the Company’s majority shareholder, Mr. Hong Wang owns 90% equity interest.

(d) Beijing Xuete Northern Medical Biotechnology Co., Ltd. (“Beijing Xuete”), the entity in which the Company’s shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 55.2% equity interest.

(e) Shenzhen Boruiju Culture Media Co., Ltd. (“Shenzhen Boruiju”) (previously named Shenzhen United Netgame Culture Media Co., Ltd. (“Shenzhen United Netgame”), the entity in which the Company’s majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 63.57% equity interest.

(f) Dongguan Artist Network Technology Co., Ltd. (“Dongguan Artist Network”), the entity in which the Company’s majority shareholder, Mr. Hong Wang owns 54% equity interest until August 2020.

(g) Hangzhou Guanding Education Information Consulting Co., Ltd. (“Hangzhou Guanding”), the entity in which the Company’s majority shareholder, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 8.43% equity interest until April 2020.

(h) Hangzhou Jituji Digital Technology Co., Ltd. (“Hangzhou Jituji”), the entity in which the Company’s majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 10.53% equity interest.

(i) Shenzhen Qianhai Wanshangbao Technology Co., Ltd. (“Wanshangbao”), the entity in which the Company’s shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 33% equity interest.

(j) Guizhou United World Enterprise Management Co., Ltd. (“Guizhou United World”), the entity in which the Company’s majority shareholder, Mr. Hong Wang owns 90% equity interest.

(k) Huoerguosi Guoranfeifan Culture Development Co., Ltd. (“Huoerguosi Guoranfeifan”), the entity in which the Company’s majority shareholder, Mr. Hong Wang owns 90% equity interest.

Accounts receivable - related parties

Accounts receivable from related parties consisted of the following as of the dates indicated:

Name of related party	December 31, 2021	December 31, 2020

(a) JURV	$94,400	$91,876
(b) Xuete	$-	$45,172
(c) Sanshui Yijia	$99,951	$188,573
(d) Beijing Xuete	$-	$29,400
(e) Shenzhen Boruiju	$26,432	$35,678
(f) Dongguan Artist Network	$28,651	$27,563
(i) Wanshangbao	$15,576	$15,160
(j) Guizhou United World	$-	$9,953
(k) Huoerguosi Guoranfeifan	$-	$7,656

Total	$265,010	$451,031

Accounts receivable from related parties were resulted from events organized during the years ended December 31, 2020 and 2019. During the year ended December 31, 2021, the Company did not have event organizing activities due to the negative impact of COVID-19 conditions. For the years ended December 31, 2021, 2020 and 2019, the Company recognized revenues of $0, $374,199 and $363,370, respectively, from related parties.

Prepayments - related parties

Prepayments to related parties were for consulting, marketing, IT services and future event organizing costs, which consisted of the following as of the dates indicated:

Name of related party	December 31, 2021	December 31, 2020
(a) JURV	$-	$11,178
(b) Xuete	$-	$136,641
(e) Shenzhen Boruiju	$-	$633,842
(f) Dongguan Artist Network	$-	$22,001
(g) Hangzhou Guanding	$-	$12,204
(h) Hangzhou Jituji	$-	$5,068
(i) Wanshangbao	$-	$54,664
(j) Guizhou United World	$-	$20,283
(k) Huoerguosi Guoranfeifan	$-	$39,279

Total	$-	$935,160

During the year ended December 31, 2021, the balance of prepayment as of December 31, 2020 was expensed to general and administrative expenses.

 Advance from customer - related parties

During the year ended December 31, 2021, Xuete, the entity in which the Company’s shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 92.0% equity interest, made advance payments to the Company for livestreaming platform services. As of December 31, 2021, Advance from related parties was $1,033,473.

Other payables - related parties

Other payables to related parties at December 31, 2021 consisted of payment of $7,395 made by Mr. Hong Wang, the CEO and majority shareholder of the Company, on behalf of the Company. As of December 31, 2020, other payables to related parties was $0.